Capital Reserve	12 Months Ended
Dec. 31, 2024
Capital Reserve [Abstract]
CAPITAL RESERVE
18	CAPITAL RESERVE

This is in relation to merger reserves.

The merger reserve represents effects of changes in ownership interests in subsidiaries when there is no change in control. Under merger accounting, the assets, liabilities, revenue, expenses and cash flows of all the entities within the Company are combined after making such adjustments as are necessary to achieve consistency of accounting policies. This manner of presentation reflects the economic substance of combining companies, which were under common control throughout the relevant period, as a single economic enterprise.